Commitments And Contingencies - Additional Information (Details) - USD ($)				10 Months Ended
	Sep. 21, 2021	Aug. 31, 2021	May 28, 2021	Dec. 31, 2021
Other Commitments [Line Items]
Payment of underwriter discount				$ 523,430
Financial Advisor Agreement [Member]
Other Commitments [Line Items]
Accrued professional fees		$ 1,000,000
Agreement, Termination date		Dec. 16, 2022
Placement Agent Agreement [Member]
Other Commitments [Line Items]
Agreement, Termination date	Aug. 28, 2022
Percentage of fee payable to agents to aggregate price at which the shares of common stock sold to investors	4.00%
Percentage of fee receive by agents	33.30%
Over-Allotment Option [Member]
Other Commitments [Line Items]
Overallotment Option Vesting Period				45 days
Common stock shares subscribed but not issued				3,000,000
Underwriter discount per unit			$ 0.20
Payment of underwriter discount			$ 4,600,000
Deferred underwriting fee payable per unit			$ 0.35
Deferred underwriting commissions			$ 8,050,000	$ 7,050,000
Deferred underwriting commissions, Waived				$ 1,000,000
Over-Allotment Option [Member] | Common Class A [Member]
Other Commitments [Line Items]
Stock shares issued during the period new issues			3,000,000